Offerings	Oct. 18, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Senior Notes due 2028
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99462
Maximum Aggregate Offering Price	$ 745,965,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,207.24
Offering Note
(1)	This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement No. 333-282733.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.375% Senior Notes due 2031
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99310
Maximum Aggregate Offering Price	$ 744,825,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,032.71
Offering Note
(1)	This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement No. 333-282733.